EQUITY (Details 7) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Details 3
Beginning balance	$ 238,969	$ 59	$ 50
Integration Itau Corpbanca		247,867
Comprehensive income	(21,689)	(8,957)	9
Ending balance	$ 217,280	$ 238,969	$ 59